Initial Public Offering - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 01, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proceeds from issuance of IPO			$ 0	$ 400,000,000
Deferred underwriting commissions		$ 14,000,000	$ 14,000,000	14,000,000
Public Warrants [Member]
Class of warrant or right, exercise price of warrants or rights		$ 11.5	$ 11.5
IPO [Member]
Proceeds from issuance of IPO				$ 400,000,000
Common Class A [Member]
Stock conversion basis		Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (each, a “Public Warrant”)	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (each, a “Public Warrant”).
Common Class A [Member] | Public Warrants [Member]
Shares issuable per warrant		1	1
Class of warrant or right, exercise price of warrants or rights		$ 11.5	$ 11.5
Common Class A [Member] | IPO [Member]
Stock issued during period shares	40,000,000
Shares issued price per share	$ 10
Proceeds from issuance of IPO	$ 400,000,000	$ 400,000,000	$ 400,000,000
Deferred underwriting commissions	14,000,000
Offering costs	$ 22,700,000
Common Class A [Member] | Over-Allotment Option [Member]
Stock issued during period shares	5,000,000	5,000,000